Cover	Jan. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2022
Entity File Number	001-38795
Entity Registrant Name	Romeo Power, Inc.
Entity Central Index Key	0001757932
Entity Tax Identification Number	83-2289787
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4380 Ayers Avenue
Entity Address, City or Town	Vernon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90058
City Area Code	833
Local Phone Number	467-2237
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	RMO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true